INCOME TAX (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Russia	Dec. 31, 2011 Armenia	Mar. 31, 2011 Ukraine	Dec. 31, 2011 Ukraine	Dec. 31, 2011 Uzbekistan
Income before income taxes
Russia	$ 1,807,154	$ 1,817,583	$ 1,220,730
Other jurisdictions	292,198	248,048	278,410
Income before provision for income taxes and noncontrolling interests	2,099,352	2,065,631	1,499,140
Current income tax expense
Russia	448,729	456,424	304,231
Other jurisdictions	71,343	106,212	99,292
Current provision for income taxes	520,072	562,636	403,523
Deferred income tax expense/(benefit)
Russia	1,606	(35,529)	131,485
Other jurisdictions	9,942	(9,919)	(29,961)
Deferred income tax expense/(benefit)	$ 11,548	$ (45,448)	$ 101,524
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%	20.00%	20.00%	20.00%	20.00%	25.00%	23.00%	3.40%